EARNINGS PER SHARE DATA (Details)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
EARNINGS PER SHARE DATA
Basic weighted-average shares outstanding	263,466,000	266,394,000	266,732,000
Dilutive potential common shares	5,425,000	5,521,000	3,966,000
Diluted weighted-average shares outstanding	268,891,000	271,915,000	270,698,000
Weighted average stock options not included in the computation of dilutive potential common shares	2,200,000	700,000	3,600,000